Accounts and Other Receivables	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Accounts and Other Receivables

5.  Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2015	2014

Trade receivables	$131.0	$135.5
Other receivables and advances	3.1	4.7
Allowance for doubtful accounts	(0.8)	(1.0)

Total accounts and other receivables	$133.3	$139.2

The collectability of accounts receivable, consisting mainly of trade receivables, is reviewed on an ongoing basis. An allowance for doubtful accounts is provided for known and estimated bad debts by analyzing specific customer accounts and assessing the risk of uncollectability based on insolvency, disputes or other collection issues.

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2015	2014

Balance at beginning of period	$1.0	$2.1
Adjustment to provision	(0.1)	0.2
Write-offs, net of recoveries	(0.1)	(1.3)

Balance at end of period	$0.8	$1.0